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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03790

Pear Tree Funds
55 Old Bedford Road, Lincoln, MA  01773

Willard L. Umphrey
Pear Tree Funds
 55 Old Bedford Road
Lincoln, MA  01773
(Name and address of agent for service)

781-259-1144
(Registrant’s telephone number)

Date of fiscal year end:  March 31
Date of reporting period: June 30, 2012

Item 1. Schedule of Investments

PEAR TREE COLUMBIA SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2012

Common Stock - 98.6%
	Shares	Value
AIR FREIGHT & LOGISTICS - 0.0%
Echo Global Logistics, Inc. (a)	2,114	$40,293

AIRLINES - 0.6%
Spirit Airlines, Inc. (a)	31,466	612,328

BANKS - 5.9%
Capital Bank Corporation (a)	14,554	33,183
Central Pacific Financial Corp. (a)	2,638	37,249
CoBiz Financial, Inc.	94,871	593,892
F.N.B. Corporation	165,768	1,801,898
First Financial Northwest, Inc. (a)	4,396	35,696
Guaranty Bancorp (a)	18,545	39,130
Hanmi Financial Corporation (a)	3,311	34,699
Heritage Commerce Corp. (a)	5,164	33,566
Heritage Oaks Bancorp (a)	6,983	38,895
Intervest Bancshares Corporation (a)	9,247	35,416
Macatawa Bank Corporation (a)	10,951	37,343
Mercantile Bank Corporation	2,371	43,745
Pacific Mercantile Bancorp (a)	6,595	45,571
Pinnacle Financial Partners, Inc. (a)	51,422	1,003,243
Popular, Inc. (a)	44,016	731,106
Preferred Bank (a)	2,928	39,118
Susquehanna Bancshares, Inc.	67,734	697,656
Taylor Capital Group, Inc. (a)	2,390	39,172
United Bankshares, Inc. (b)	17,251	446,456
		5,767,034
BEVERAGES - 0.0%
Coffee Holding Co., Inc.	3,677	21,694

BIOTECHNOLOGY - 0.1%
Pharmacyclics, Inc. (a)	1,201	65,587

BUILDING PRODUCTS - 0.1%
Builders FirstSource, Inc. (a)	8,845	41,925
U.S. Home Systems, Inc.	3,778	38,347
		80,272
CHEMICALS - 0.0%
TPC Group, Inc. (a)	770	28,452

COMMERCIAL SERVICES & SUPPLIES - 9.0%
Acacia Research Corporation - Acacia Technologies (a)	113,820	4,238,657
Ballantyne Strong, Inc. (a)	5,999	35,814
CDI Corporation	1,905	31,242
CECO Environmental Corp.	4,191	33,109
Core-Mark Holding Company, Inc.	865	41,641
DXP Enterprises, Inc. (a)	762	31,616
Heartland Payment Systems, Inc.	43,656	1,313,172
Hudson Global, Inc. (a)	6,955	29,002
Insignia Systems, Inc.	19,058	34,876
Intersections, Inc.	2,709	42,938
Kforce, Inc. (a)	124,728	1,678,839
Matrix Service Co. (a)	2,555	28,999
Waste Connections, Inc.	40,338	1,206,913
		8,746,818
COMMUNICATIONS EQUIPMENT - 2.2%
Allot Communications Ltd. (a)	18,947	527,863
CalAmp Corp. (a)	6,751	49,485
Network Engines, Inc. (a)	23,306	32,861
NICE-Systems Ltd. (a)(c)	43,210	1,581,486
		2,191,695
COMPUTERS & PERIPHERALS - 0.1%
Key Tronic Corporation (a)	3,623	29,854
Xyratex Ltd.	2,211	25,006
		54,860
CONTAINERS & PACKAGING - 0.1%
Myers Industries, Inc.	2,115	36,293

DISTRIBUTORS - 0.0%
AMCON Distributing Company	559	31,693

DIVERSIFIED FINANCIALS - 3.6%
CompuCredit Holdings Corporation (a)	6,447	23,338
Doral Financial Corporation (a)	19,162	28,743
First Cash Financial Services, Inc. (a)	37,002	1,486,370
FirstCity Financial Corporation (a)	4,097	35,439
Green Dot Corporation, Class A (a)(b)	14,558	322,023
Hercules Technology Growth Capital, Inc.	60,386	684,777
MCG Capital Corporation	8,003	36,814
Medley Capital Corporation	62,871	756,967
NGP Capital Resources Co.	5,406	38,274
Nicholas Financial, Inc.	2,624	33,640
Virtus Investment Partners, Inc. (a)	424	34,344
White River Capital, Inc.	1,576	35,720
		3,516,449
ELECTRICAL EQUIPMENT - 0.0%
Magnetek, Inc. (a)	1,788	27,607

ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.5%
Allied Motion Technologies, Inc.	4,758	28,548
Finisar Corporation (a)	98,443	1,472,708
MEMSIC, Inc. (a)	8,373	21,770
OSI Systems, Inc. (a)	28,501	1,805,253
TESSCO Technologies, Inc.	1,348	29,723
Zygo Corporation (a)	1,785	31,880
		3,389,882
ENERGY EQUIPMENT & SERVICES - 5.6%
Core Laboratories N.V.	28,279	3,277,536
Dawson Geophysical Company (a)	40,480	964,234
Hornbeck Offshore Services, Inc. (a)	29,992	1,163,090
T.G.C. Industries, Inc. (a)	3,672	35,655
		5,440,515
FOOD & DRUG RETAILING - 2.6%
Pantry, Inc. (The) (a)	2,628	38,632
PetMed Express, Inc.	2,623	31,896
United Natural Foods, Inc. (a)	45,007	2,469,084
Village Super Market, Inc.	1,133	36,913
		2,576,525
FOOD PRODUCTS - 3.7%
Andersons, Inc. (The)	36,039	1,537,424
Chefs' Warehouse, Inc. (The) (a)	1,518	27,400
Hain Celestial Group, Inc. (a)	36,134	1,988,815
		3,553,639
HEALTH CARE EQUIPMENT & SUPPLIES - 4.3%
Accuray Incorporated (a)	56,236	384,654
Align Technology, Inc. (a)	27,707	927,076
MAKO Surgical Corp. (a)(b)	36,188	926,775
Natus Medical, Inc. (a)	96,340	1,119,471
Syneron Medical Ltd. (a)	80,906	839,804
		4,197,780
HEALTH CARE PROVIDERS & SERVICES - 8.6%
Bio-Reference Laboratories, Inc. (a)	40,838	1,073,223
Catalyst Health Solutions, Inc. (a)	22,344	2,087,823
Catamaran Corporation (a)	35,577	3,529,594
Henry Schein, Inc. (a)	19,929	1,564,227
IntegraMed America, Inc. (a)	2,879	39,874
Metropolitan Health Networks, Inc. (a)	3,762	36,002
Psychemedics Corporation	3,509	36,108
		8,366,851
HOTELS, RESTAURANTS & LEISURE - 0.9%
Caribou Coffee Company, Inc. (a)	1,900	24,529
Jamba, Inc. (a)	17,246	33,802
LeapFrog Enterprises, Inc. (a)	4,044	41,491
Multimedia Games Holding Company, Inc. (a)	3,015	42,210
National CineMedia, Inc.	50,988	773,488
		915,520
HOUSEHOLD DURABLES - 0.7%
Emerson Radio Corp. (a)	16,903	34,313
M.D.C. Holdings, Inc.	18,378	600,409
		634,722
INDUSTRIAL CONGLOMERATES - 1.1%
Polypore International, Inc. (a)(b)	25,130	1,015,001	0

INSURANCE - 0.1%
Homeowners Choice, Inc.	2,799	49,262
Imperial Holdings, Inc. (a)	12,871	49,296
		98,558
INTERNET & CATALOG RETAIL - 0.1%
1-800-Flowers.com, Inc., Class A (a)	11,977	41,800
Overstock.com, Inc. (a)	6,570	45,399
Stamps.com, Inc. (a)	1,268	31,281
		118,480
INTERNET SOFTWARE & SERVICES - 4.3%
Ancestry.com, Inc. (a)(b)	48,461	1,334,132
ICG Group, Inc. (a)	120,584	1,115,402
LivePerson (a)	38,285	729,712
LogMeIn, Inc. (a)	33,324	1,017,048
		4,196,294
IT CONSULTING & SERVICES - 7.1%
Alliance Data Systems Corporation (a)	33,462	4,517,370
Computer Task Group, Inc. (a)	2,346	35,167
Glu Mobile, Inc. (a)(b)	195,028	1,082,405
InterNAP Network Services Corporation (a)	173,239	1,127,786
NetSol Technologies, Inc. (a)	91,933	40,267
Simulations Plus, Inc.	7,839	32,610
Wayside Technology Group, Inc.	2,315	28,590
		6,864,195
LEISURE EQUIPMENT & PRODUCTS - 1.8%
Artic Cat, Inc. (a)	34,590	1,264,610
Callaway Golf Company	72,118	426,217
Nautilus, Inc. (a)	12,232	40,488
Sturm, Ruger & Co., Inc.	667	26,780
		1,758,095
MACHINERY - 3.7%
Actuant Corporation	39,232	1,065,541
Argan, Inc. (a)	2,185	30,546
Commercial Vehicle Group, Inc.	2,987	25,748
Gardner Denver, Inc.	34,547	1,827,882
Titan International, Inc.	23,213	569,415
Wabash National Corporation (a)	3,604	23,858
		3,542,990
MEDIA - 5.4%
Cinemark Holdings, Inc.	85,376	1,950,842
IMAX Corporation (a)	36,643	880,531
Regal Entertainment Group, Class A (b)	121,636	1,673,711
TiVo, Inc. (a)	83,832	693,291
		5,198,375
METALS & MINING - 0.0%
Friedman Industries, Inc.	3,200	32,544

MULTILINE RETAIL - 0.0%
Gordmans Stores, Inc. (a)	1,529	25,229

OIL & GAS - 0.5%
Abraxas Petroleum Corp. (a)	124,223	396,271
Adams Resources & Energy, Inc.	516	21,631
VAALCO Energy, Inc. (a)	3,741	32,285
		450,187

PHARMACEUTICALS - 1.2%
DUSA Pharmaceuticals, Inc. (a)	5,846	30,516
Obagi Medical Products, Inc. (a)	2,629	40,145
Par Pharmaceutical Companies, Inc. (a)	29,998	1,084,128
POZEN, Inc. (a)	5,180	32,323
		1,187,112
REAL ESTATE - 10.6%
American Campus Communities, Inc.	31,897	1,434,727
Brandywine Realty Trust	86,752	1,070,520
Capital Trust, Inc., Class A (a)	8,982	25,868
Education Realty Trust, Inc.	46,277	512,749
Entertainment Properties Trust	87,071	3,579,489
Hersha Hospitality Trust	681,286	3,597,190
HFF, Inc., Class A (a)	2,158	30,083
Move, Inc. (a)	3,677	33,497
		10,284,123
ROAD & RAIL - 0.6%
Celadon Group, Inc.	2,178	35,676
Old Dominion Freight Line (a)	10,833	468,961
Pacer International, Inc. (a)	5,283	28,634
Universal Truckload Services, Inc.	2,246	33,971
		567,242
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.8%
Fluidigm Corporation (a)	2,298	34,562
Mattson Technology, Inc. (a)	14,079	24,639
MIPS Technologies, Inc. (a)	125,761	838,826
Tessera Technologies, Inc. (a)	53,331	819,697
Ultra Clean Holdings, Inc. (a)	4,712	30,298
		1,748,022
SOFTWARE - 1.2%
Majesco Entertainment Company (a)	13,909	27,818
MedAssets, Inc. (a)	23,043	309,928
MicroStrategy, Inc. (a)	3,687	478,794
Verint Systems, Inc. (a)	13,057	385,312
		1,201,852
SPECIALTY RETAIL - 2.2%
Fifth & Pacific Companies, Inc. (a)	86,060	923,423
Hot Topic, Inc.	3,426	33,198
PC Connection, Inc.	4,532	48,130
Pier 1 Imports, Inc. (a)	60,360	991,715
Susser Holdings Corp. (a)	1,410	52,410
Winmark Corporation	610	35,716
		2,084,592
TEXTILES & APPAREL - 0.5%
Body Central Corp. (a)	1,278	11,502
DGSE Companies, Inc. (a)	4,693	4,693
Vera Bradley, Inc. (b)	21,527	453,789
		469,984
WIRELESS TELECOMMUNICATION SERVICES - 4.8%
SBA Communications Corp., Class A (a)	81,141	4,629,094

TOTAL COMMON STOCK
(Cost $72,702,519)		95,768,478

SHORT TERM INVESTMENTS - 1.1%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement
.01%, 07/02/12, (Dated 06/29/12), Collateralized by $1,065,000 par
U.S. Treasury Note - 1.75% due 05/31/2016,
Market Value $1,115,234, Repurchase Proceeds $1,092,193
(Cost $1,092,192)	$1,092,192	1,092,192

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 99.7%
(Cost $73,794,711)		96,860,670	(1,092,192)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 6.9%

Money Market - 6.9%
Western Asset Institutional Cash Reserves - Inst.
(Cost $6,708,700)	6,708,700	6,708,700

TOTAL INVESTMENTS - 106.6%		103,569,370
(Cost $80,503,411)
OTHER ASSETS & LIABILITIES (NET) - (6.6%)		(6,392,494)
NET ASSETS - 100%		$97,176,876

(a) Non-income producing security
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

Pear Tree Columbia Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of  June 30, 2012:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2012
	Level 1	Level 2	Level 3	Total
Columbia Small Cap
Common Stocks	$ 83,966,449	$ -	$ -	$ 83,966,449
Depository Receipts	1,581,486	-	-	1,581,486
Real Estate Inv. Trusts	10,220,543	-	-	10,220,543
Short Term Investments	6,708,700	1,092,192	-	7,800,892
Total	$ 102,477,178	$ 1,092,192	$ -	$103,569,370

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE COLUMBIA MICRO CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2012

Common Stock - 91.6%
	Shares	Value
AIR FREIGHT & LOGISTICS - 1.1%
Echo Global Logistics, Inc. (a)	2,617	49,880

BANKS - 13.5%
Capital Bank Corporation (a)	18,019	41,083
Central Pacific Financial Corp. (a)	3,265	46,102
First Financial Northwest, Inc. (a)	5,388	43,751
Guaranty Bancorp (a)	22,960	48,446
Hanmi Financial Corporation (a)	4,023	42,161
Heritage Commerce Corp. (a)	6,393	41,554
Heritage Oaks Bancorp (a)	8,645	48,153
Intervest Bancshares Corporation (a)	11,449	43,850
Macatawa Bank Corporation (a)	13,557	46,229
Mercantile Bank Corporation	2,935	54,151
Pacific Mercantile Bancorp (a)	8,165	56,420
Preferred Bank (a)	3,625	48,430
Taylor Capital Group, Inc. (a)	2,959	48,498
		608,828
BEVERAGES - 0.6%
Coffee Holding Co., Inc.	4,467	26,355

BIOTECHNOLOGY - 1.8%
Pharmacyclics, Inc. (a)	1,487	81,205

BUILDING PRODUCTS - 2.2%
Builders FirstSource, Inc. (a)	10,951	51,908
U.S. Home Systems, Inc.	4,630	46,994
		98,902
CHEMICALS - 0.8%
TPC Group, Inc. (a)	953	35,213

COMMERCIAL SERVICES & SUPPLIES - 8.5%
Ballantyne Strong, Inc. (a)	7,428	44,345
CDI Corporation	2,358	38,671
CECO Environmental Corp.	5,189	40,993
Core-Mark Holding Company, Inc.	1,071	51,558
DXP Enterprises, Inc. (a)	944	39,167
Hudson Global, Inc. (a)	8,610	35,904
Insignia Systems, Inc.	23,594	43,177
Intersections, Inc.	3,354	53,161
Matrix Service Co. (a)	3,164	35,911
		382,887
COMMUNICATIONS EQUIPMENT - 2.3%
CalAmp Corp. (a)	8,357	61,257
Network Engines, Inc. (a)	28,854	40,684
		101,941
COMPUTERS & PERIPHERALS - 1.5%
Key Tronic Corporation (a)	4,486	36,965
Xyratex Ltd.	2,686	30,379
		67,344
CONTAINERS & PACKAGING - 1.0%
Myers Industries, Inc.	2,619	44,942

DISTRIBUTORS - 0.9%
AMCON Distributing Company	692	39,233

DIVERSIFIED FINANCIALS - 7.2%
CompuCredit Holdings Corporation (a)	7,901	28,601
Doral Financial Corporation (a)	23,725	35,587
FirstCity Financial Corporation (a)	5,072	43,873
MCG Capital Corporation	9,908	45,577
NGP Capital Resources Co.	6,694	47,394
Nicholas Financial, Inc.	3,250	41,665
Virtus Investment Partners, Inc. (a)	525	42,525
White River Capital, Inc.	1,831	41,500
		326,722
ELECTRICAL EQUIPMENT - 0.7%
Magnetek, Inc. (a)	2,213	34,169

ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.1%
Allied Motion Technologies, Inc.	5,890	35,340
MEMSIC, Inc. (a)	10,366	26,952
TESSCO Technologies, Inc.	1,638	36,118
Zygo Corporation (a)	2,210	39,470
		137,880
ENERGY EQUIPMENT & SERVICES - 1.0%
T.G.C. Industries, Inc. (a)	4,501	43,705

FOOD & DRUG RETAILING - 3.0%
Pantry, Inc. (The) (a)	3,253	47,819
PetMed Express, Inc.	3,248	39,496
Village Super Market, Inc.	1,403	45,710
		133,025
FOOD PRODUCTS - 0.7%
Chefs' Warehouse, Inc. (The) (a)	1,860	33,573

HEALTH CARE PROVIDERS & SERVICES - 3.1%
IntegraMed America, Inc. (a)	3,564	49,361
Metropolitan Health Networks, Inc. (a)	4,571	43,745
Psychemedics Corporation	4,344	44,700
		137,806
HOTELS, RESTAURANTS & LEISURE - 3.9%
Caribou Coffee Company, Inc. (a)	2,328	30,054
Jamba, Inc. (a)	21,352	41,850
LeapFrog Enterprises, Inc. (a)	5,006	51,362
Multimedia Games Holding Company, Inc. (a)	3,663	51,282
		174,548
HOUSEHOLD DURABLES - 1.0%
Emerson Radio Corp. (a)	21,684	44,019

INSURANCE - 2.7%
Homeowners Choice, Inc.	3,466	61,002
Imperial Holdings, Inc. (a)	15,935	61,031
		122,033
INTERNET & CATALOG RETAIL - 3.2%
1-800-Flowers.com, Inc., Class A (a)	14,828	51,750
Overstock.com, Inc. (a)	8,134	56,206
Stamps.com, Inc. (a)	1,571	38,757
		146,713
IT CONSULTING & SERVICES - 3.7%
Computer Task Group, Inc. (a)	2,906	43,561
NetSol Technologies, Inc. (a)	113,818	49,852
Simulations Plus, Inc.	9,706	40,377
Wayside Technology Group, Inc.	2,812	34,728
		168,518
LEISURE EQUIPMENT & PRODUCTS - 2.6%
Artic Cat, Inc. (a)	983	35,938
Nautilus, Inc. (a)	15,143	50,123
Sturm, Ruger & Co., Inc.	810	32,522
		118,583
MACHINERY - 2.2%
Argan, Inc. (a)	2,705	37,816
Commercial Vehicle Group, Inc.	3,698	31,877
Wabash National Corporation (a)	4,462	29,538
		99,231
METALS & MINING - 0.9%
Friedman Industries, Inc.	3,961	40,283

MULTILINE RETAIL - 0.7%
Gordmans Stores, Inc. (a)	1,858	30,657

OIL & GAS - 1.5%
Adams Resources & Energy, Inc.	632	26,493
VAALCO Energy, Inc. (a)	4,632	39,974
		66,467
PHARMACEUTICALS - 2.8%
DUSA Pharmaceuticals, Inc. (a)	7,238	37,782
Obagi Medical Products, Inc. (a)	3,255	49,704
POZEN, Inc. (a)	6,412	40,011
		127,497
REAL ESTATE - 2.5%
Capital Trust, Inc., Class A (a)	11,121	32,028
HFF, Inc., Class A (a)	2,672	37,248
Move, Inc. (a)	4,552	41,469
		110,745
ROAD & RAIL - 2.7%
Celadon Group, Inc.	2,696	44,160
Pacer International, Inc. (a)	6,419	34,791
Universal Truckload Services, Inc.	2,780	42,048
		120,999
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.4%
Fluidigm Corporation (a)	2,845	42,789
Mattson Technology, Inc. (a)	17,431	30,504
Ultra Clean Holdings, Inc. (a)	5,834	37,512
		110,805
SOFTWARE - 0.8%
Majesco Entertainment Company (a)	17,220	34,440

SPECIALTY RETAIL - 4.6%
Hot Topic, Inc.	4,241	41,095
PC Connection, Inc.	5,612	59,599
Susser Holdings Corp. (a)	1,638	60,884
Winmark Corporation	756	44,264
		205,842
TEXTILES & APPAREL - 0.4%
Body Central Corp. (a)	1,486	13,374
DGSE Companies, Inc. (a)	5,810	5,810
		19,184
TOTAL COMMON STOCK
(Cost $3,966,351)		4,124,174

Exchange Traded Funds - 4.5%
iShares Russell Microcap Index
(Cost $197,504)	4,016	200,961

SHORT TERM INVESTMENTS - 2.7%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement
.01%, 07/02/12, (Dated 06/29/12), Collateralized by $120,000 par
U.S. Treasury Note - 1.75% due 05/31/2016,
Market Value $125,660, Repurchase Proceeds $122,480
(Cost $122,479)	$122,479	122,479

TOTAL INVESTMENTS - 98.8%		4,447,614
(Cost $4,286,334)
OTHER ASSETS & LIABILITIES (NET) - 1.2%		55,425
NET ASSETS - 100%		$4,503,039

(a) Non-income producing security

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

Pear Tree Columbia Micro Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of  June 30, 2012:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2012
	Level 1	Level 2	Level 3	Total
Micro Cap
Common Stocks	$ 4,092,145	$ -	$ -	$ 4,092,145
Mutual Funds	200,961	-	-	200,961
Real Estate Investment Trust	32,029	-	-	32,029
Short Term Investments	-	122,479	-	122,479
Total	$ 4,325,135	$ 122,479	$ -	$ 4,447,614

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2012

Common Stock - 99.6%

	Shares	Value
AEROSPACE & DEFENSE - 0.0%
United Technologies Corporation	18	$1,359

BEVERAGES - 6.3%
Anheuser-Busch InBev SA (b)	8,416	670,334
Coca-Cola Company (The)	56,126	4,388,492
Monster Beverage Corporation (a)	9,543	679,462
		5,738,288
COMMUNICAITONS EQUIPMENT - 1.2%
QUALCOMM Incorporated	19,217	1,070,002

COMPUTERS & PERIPHERALS - 8.5%
Apple, Inc. (a)	7,166	4,184,944
Hewlett-Packard Company	75,764	1,523,614
International Business Machines	10,533	2,060,044
		7,768,602
FOOD PRODUCTS - 3.2%
Nestle, S.A. (b)	19,599	1,170,844
Unilever N.V.	52,178	1,740,136
		2,910,980
FOOD STAPLES & DRUG RETAILING - 7.2%
PepsiCo, Inc.	36,071	2,548,777
SYSCO Corporation	12,694	378,408
Tesco PLC (a)(b)	13,037	190,340
Wal-Mart Stores, Inc.	44,484	3,101,425
Walgreen Co.	11,583	342,625
		6,561,575
HEALTH CARE EQUIPMENT & SERVICES - 6.1%
Baxter International Inc.	103	5,475
Express Scripts, Inc. (a)	30,690	1,713,422
Intuitive Surgical, Inc. (a)	32	17,721
Medtronic, Inc.	26,673	1,033,045
UnitedHealth Group, Inc.	30,367	1,776,470
Zimmer Holdings, Inc. (a)	14,617	940,750
		5,486,883
HEALTH CARE PROVIDERS & SERVICES - 0.5%
Cerner Corporation (a)	28	2,314
Henry Schein, Inc. (a)	1,389	109,023
Laboratory Corporation of America Holdings (a)	32	2,964
Lincare Holdings, Inc.	1,580	53,752
Quest Diagnostics Incorporated	5,413	324,239
		492,292
HOTELS, RESTAURANTS & LEISURE - 0.8%
McDonald's Corporation	8,318	736,393

HOUSEHOLD PRODUCTS - 3.9%
Church & Dwight Co., Inc.	5,087	282,176
Colgate-Palmolive Company	17,409	1,812,277
Procter & Gamble Company	24,035	1,472,144
		3,566,597
INDUSTRIAL CONGLOMERATES - 0.7%
3M Company	6,553	587,149

MULTILINE RETAIL - 2.2%
Target Corporation	34,685	2,018,320

OIL & GAS - 8.2%
BP plc (b)	18,829	763,328
Chevron Corporation	27,602	2,912,011
Exxon Mobil Corporation	18,252	1,561,824
Royal Dutch Shell plc (b)	16,772	1,130,936
TOTAL S.A. (b)	24,451	1,099,072
		7,467,171
PHARMACEUTICALS & BIOTECHNOLOGY - 20.0%
Abbott Laboratories	36,794	2,372,109
Amgen, Inc.	12,089	882,980
AstraZeneca PLC (b)	11,333	507,152
Bristol-Myers Squibb Company	788	28,329
Eli Lilly and Company	2,268	97,320
Gilead Sciences, Inc. (a)	70	3,590
GlaxoSmithKline plc (b)	21,025	958,109
Johnson & Johnson	74,319	5,020,991
Merck & Co., Inc.	20,801	868,442
Novartis AG (b)	19,327	1,080,379
Pfizer, Inc.	181,155	4,166,565
Roche Holding Ltd (b)	24,477	1,057,896
Sanofi-Aventis (b)	24,420	922,588
Takeda Pharmaceutical Company Limited (b)	9,829	223,118
		18,189,568
SOFTWARE & SERVICES - 20.1%
Cisco Systems, Inc.	191,850	3,294,065
Google, Inc. (a)	5,275	3,059,869
MasterCard Incorporated	2,273	977,640
Microsoft Corporation	155,201	4,747,599
Oracle Corporation (a)	128,055	3,803,233
SAP AG (b)	17,273	1,025,325
Visa, Inc.	9,788	1,210,090
Yahoo! Inc. (a)	8,998	142,438
		18,260,259
SPECIALTY RETAIL - 1.0%
Lowe's Companies, Inc.	31,711	901,861

TEXTILES & APPAREL - 0.7%
Nike, Inc.	6,929	608,228

TOBACCO - 8.1%
British American Tobacco p.l.c. (b)	12,921	1,319,493
Lorillard, Inc.	8,214	1,083,837
Philip Morris International, Inc.	56,097	4,895,024
		7,298,354
WIRELESS TELECOMMUNICATIONS - 0.9%
NTT DOCOMO, Inc. (b)	49,083	817,232

TOTAL COMMON STOCK		90,481,113
(Cost $82,965,281)

Short Term Investments - 0.3%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	229,559	$229,559
.01%, 07/02/12, (Dated 06/29/12), Collateralized by 225,000 par
U.S. Treasury Note-1.75% due 05/31/2016,
Market Value $235,612.80, Repurchase Proceeds $229,558.88
(Cost $229,559)
TOTAL SHORT TERM INVESTMENTS - 0.3%		229,559

TOTAL INVESTMENTS 99.9%		$90,710,672
(Cost $83,194,840) (c )
OTHER ASSETS & LIABILITIES (NET) - 0.1%		108,558
NET ASSETS - 100%		$90,819,230

(a) Non-Income producing security
(b) ADR - American Depositary Receipts

Pear Tree Quality Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of  June 30, 2012:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2012
	Level 1	Level 2	Level 3	Total
Quality
Common Stocks	$ 77,544,966	$ -	$ -	$ 77,544,966
Depository Receipts	12,936,147	-	-	12,936,147
Short Term Investments	-	229,559	-	229,559
Total	$ 90,481,113	$ 229,559	$ -	$ 90,710,672

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA DYNAMIC EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
June 30, 2012

Common Stock - 95.6%
	Shares	Value
BRAZIL - 6.9%
Banco do Brasil SA	147,512	$1,433,823
BM&F Bovespa SA	333,824	1,702,972
Companhia de Bebidas das Americas (c)	44,669	1,712,163
Embraer S.A. (c)	7,764	205,979
EZ TEC Empreendimentos e Participacoes SA	62,335	639,715
Obrascon Huarte Lain Brasil SA	25,100	222,986
Oi SA (c)	11,298	52,536
Petroleo Brasileiro SA	92,583	870,881
Petroleo Brasileiro SA (c)	87,485	1,586,978
Sao Martinho SA	14,418	148,109
Sul America SA	75,312	584,729
Vale SA	59,853	1,195,422
		10,356,293
CHILE - 1.7%
Banco Santander Chile (c)	8,379	649,289
Compania Cervecerias Unidas SA (c)	6,908	430,783
Enersis SA (c)	42,207	789,271
LATAM Airlines Group SA (b)(c)	26,892	701,881
		2,571,224
CHINA - 11.0%
Bank of China Ltd., Class H	6,603,392	2,502,688
China BlueChemical Ltd.	276,748	157,331
China Communications Construction Co., Ltd., Class H (a)	681,680	595,803
China Construction Bank Corporation	5,017,422	3,421,594
China Petroleum & Chemical Corporation	2,091,239	1,854,745
China Shenhua Energy Co., Ltd.	252,105	877,480
China Yuchai International Ltd.	17,977	245,746
Dongfeng Motor Group Company Limited	808,881	1,247,119
Giant Interactive Group, Inc. (b)(c)	110,921	535,749
Great Wall Motor Co., Ltd. (b)	623,980	1,235,532
Harbin Power Equipment Company Limited, Class H	444,945	356,197
Industrial & Commercial Bank of China Ltd.	2,290,911	1,266,945
Inner Mongolia Yitai Coal Co., Ltd., Class B	40,848	230,383
PetroChina Company Limited	1,435,778	1,841,631
Tencent Holdings Limited	1,600	46,614
COLOMBIA - 0.7%		16,415,557
Ecopetrol S.A. (c)
	18,236	1,017,386
CZECH REPUBLIC - 0.4%
CEZ AS
	19,111	661,043
HONG KONG - 7.1%
Central China Real Estate Ltd.	297,371	76,286
Champion Real Estate Investment Trust	595,000	245,448
China Mobile Limited	301,779	3,300,905
China Zhongwang Holdings Limited	278,800	106,384
Chongqing Rural Commercial Bank Co.	1,073,687	429,073
CNOOC Limited	1,448,218	2,875,060
COSCO International Holdings Ltd.	205,193	78,562
Dairy Farm International Holdings Limited	10,800	114,696
Giordano International Limited	402,000	283,469
KWG Property Holding Limited	395,919	249,068
Lenovo Group Limited	1,315,489	1,107,370
Skyworth Digital Holdings Limited	1,854,000	817,388
Soho China Limited	1,266,479	966,522
Yuexiu Real Estate Investment Trust	215,088	103,146
		10,753,377
HUNGARY - 0.2%
EGIS Pharmaceuticals PLC	1,899	122,999
Richter Gedeon Nyrt.	1,411	232,064
		355,063
INDIA - 5.3%
Allahabad Bank	29,921	80,088
Andhra Bank	262,847	556,434
Bajaj Holdings & Investment Limited	14,136	197,983
Bank of Baroda	19,608	257,273
Chambal Fertilizers & Chemicals Ltd.	393,422	515,778
Gitanjali Gems Limited (a)	90,455	485,769
Grasim Industries Limited	10,793	511,863
Gujarat State Fertilisers & Chemicals Limited	6,398	48,459
Hexaware Technologies Limited	145,863	333,341
Indiabulls Financial Services Limited	178,931	742,515
Indian Bank	146,231	463,036
Oil and Natural Gas Corp. Limited	145,845	741,959
Oil India Limited	19,730	176,681
iGate Computer Systems Ltd.	45,400	422,817
Rural Electrification Corporation Limited	178,551	609,667
South Indian Bank Limited	458,831	198,045
Syndicate Bank	166,229	318,555
Tata Chemicals Ltd.	34,131	190,537
TVS Motor Company Ltd.	155,385	101,577
UCO Bank	331,545	472,066
United Phosphorus Ltd.	261,210	588,758
		8,013,201
INDONESIA - 2.8%
PT AKR Corporindo Tbk	1,344,078	497,277
PT Aneka Tambang Tbk	2,183,989	311,583
PT Astra Agro Lestari Tbk	239,148	510,505
PT Bank Bukopin Tbk	3,526,000	236,506
PT Charoen Pokphand Indonesia Tbk	1,750,107	638,181
PT Holcim Indonesia Tbk	522,500	134,901
PT Indo Tambangraya Megah Tbk	29,620	113,371
PT Indofood CBP Sukses Makmur Tbk	312,500	191,310
PT PP London Sumatra Indonesia Tbk	2,865,340	816,054
PT Sampoerna Agro Tbk	452,953	143,469
PT Telekomunikasi Indonesia Tbk	639,958	555,300
		4,148,457
ISRAEL - 0.8%
First International Bank of Israel Ltd. (a)	5,585	54,065
Mizrahi Tefahot Bank Ltd.	142,888	1,091,725
		1,145,790
MALAYSIA - 4.4%
Affin Holdings Berhad	191,000	200,293
Berjaya Sports Toto Berhad	228,184	308,988
British American Tobacco (Malaysia) Berhad	29,644	522,772
DiGi.Com Berhad	429,451	574,765
DRB-HICOM Berhad	1,080,499	857,458
Genting Malaysia Berhad	562,409	637,592
Hong Leong Financial Group Berhad	103,355	398,383
JCY International Berhad	402,700	195,295
KLCC Property Holdings Berhad	78,800	115,390
Kuala Lumpur Kepong Berhad	60,500	437,056
Kulim (Malaysia ) Berhad	246,000	364,100
Lafarge Malayan Cement Berhad	54,580	125,471
Malaysia Building Society Berhad	559,412	401,656
Parkson Holdings Berhad	169,900	245,046
SapuraKencana Petroleum Berhad (a)	108,119	74,905
Telekom Malaysia Berhad	262,978	467,903
UMW Holdings Berhad	238,693	686,275
		6,613,348
MEXICO - 4.1%
Alfa S.A.B., Series A	108,529	1,725,110
America Movil S.A.B. de C.V., Series L	1,446,770	1,881,178
GRUMA, S.A.B. de C.V., Series B (a)	218,007	536,212
Grupo Herdez, S. A. B. de C. V., Series *	32,954	75,182
Grupo Mexico S.A.B. de C.V., Series B	310,598	918,175
Grupo Modelo, S.A.B. de C.V., Series C	76,028	668,866
Industrias CH, S.A.B. de C.V., Series B (a)	29,088	131,032
Organizacion Soriana S.A.B. de C.V., Series B (a)	53,500	167,129
		6,102,884
PERU - 0.2%
Banco Continental S.A.	86,167	194,033
Intercorp Financial Services, Inc.	3,786	115,624
		309,657
PHILIPPINES - 0.5%
Manila Electric Company	50,280	302,384
Megaworld Corporation	6,281,300	326,475
Rizal Commercial Banking Corporation	126,900	132,216
		761,075
POLAND - 1.9%
KGHM Polska Miedz SA	41,500	1,805,485
PGE SA	175,964	1,026,355
		2,831,840
RUSSIA - 4.8%
Gazprom (c)	249,033	2,348,381
LUKoil (c)	42,747	2,383,145
Norilsk Nickel Mining and Metallurgical Co. (c)	33,706	556,824
Sberbank of Russia (a)(c)	134,508	1,445,961
Severstal (d)	41,178	483,018
		7,217,329
SINGAPORE - 1.9%
ComfortDelGro Corporation Limited	304,000	370,586
DBS Group Holdings Ltd.	51,000	558,127
Golden Agri-Resources Ltd.	2,430,327	1,284,771
Indofood Agri Resources Ltd.	252,941	286,390
UOL Group Limited	93,000	361,756
		2,861,630
SOUTH AFRICA - 7.5%
Barloworld Limited	80,180	794,250
Exxaro Resources Ltd.	32,997	766,998
FirstRand Limited	368,007	1,187,686
Fountainhead Property Trust Management Ltd.	44,420	40,199
Gold Fields Ltd. (c)	119,099	1,525,658
Imperial Holdings Limited	68,943	1,450,189
Investec Limited	137,735	808,690
Liberty Holdings Limited	90,329	957,750
MTN Group Limited	52,728	908,699
Reunert Limited	31,269	260,033
RMB Holdings Ltd.	264,440	1,128,001
Sasol Ltd.	28,681	1,200,975
Tongaat Hulett Limited	9,294	142,201
		11,171,329
SOUTH KOREA - 16.2%
BS Financial Group, Inc.	9,709	107,233
Daelim Industrial Co., Ltd.	16,131	1,270,368
Daishin Securities Company	17,151	125,636
Daou Technology, Inc.	92,545	989,808
GS Home Shopping, Inc.	2,010	168,473
Halla Climate Control Corp.	23,544	497,459
Hana Financial Group, Inc.	22,503	711,231
Hyundai Motor Company	11,300	2,293,840
KCC Corporation	2,240	543,694
Kia Motors Corporation	11,004	717,684
Korea Exchange Bank	79,070	562,641
Korea Zinc Co., Ltd.	4,411	1,482,721
KP Chemical Corp.	10,839	125,391
KT&G Corporation	24,111	1,709,358
LG Display Co., Ltd. (a)	26,040	485,401
Meritz Fire & Marine Insurance Co., Ltd.	5,460	53,392
Nong Shim Co., Ltd.	3,230	582,350
Pohang Iron and Steel Company (POSCO)	120	38,084
Samsung Electronics Co., Ltd.	6,358	6,666,921
Samsung Heavy Industries Co., Ltd.	44,101	1,436,214
SK Holdings Co., Ltd.	12,955	1,498,701
SK Innovation Co., Ltd.	12,444	1,499,342
SK Networks Co., Ltd.	13,489	101,990
SK Telecom Co., Ltd. (c)	35,749	432,563
		24,100,495
TAIWAN - 11.9%
ASUSTeK Computer, Inc.	150,488	1,367,157
Chailease Holding Co., Ltd.	108,000	156,841
Chicony Electronics Co., Ltd.	137,460	252,060
Chunghwa Telecom Co., Ltd.	501,600	1,577,728
Compal Electronics, Inc.	766,765	701,724
Farglory Land Development Co., Ltd.	318,302	560,237
Formosa Chemicals & Fiber Corporation	251,000	658,471
Highwealth Construction Corp.	203,645	317,546
Hon Hai Precision Industry Co., Ltd.	364,884	1,091,538
Lite-On Technology Corp.	833,676	1,040,526
MStar Semiconductor, Inc.	77,000	512,732
Pegatron Corporation	863,416	1,123,871
Phison Electronics Corp.	138,015	1,108,369
Pou Chen Corporation	885,631	754,201
President Chain Store Corp.	109,915	582,952
Radiant Opto-Electronics Corporation	254,360	1,276,694
Taiwan Semiconductor Manufacturing Co., Ltd.	876,270	2,383,830
TECO Electric & Machinery Co., Ltd.	1,242,983	802,729
U-Ming Marine Transport Corporation	135,246	214,964
Uni-President Enterprises Corporation	492,245	784,034
United Microelectronics Corporation	1,432,401	618,303
		17,886,507
THAILAND - 3.1%
Bangkok Bank PCL (e)	157,436	949,276
CP ALL PCL	1,294,112	1,446,504
Electricity Generating Public Company Limited	62,179	225,144
Kiatnakin Bank PCL	199,500	226,134
Krung Thai Bank PCL (a)	2,676,591	1,356,836
Siam Makro PCL	41,795	468,483
		4,672,377
TURKEY - 2.2%
Arcelik AS	125,377	633,837
Eis Eczacibasi Ilac Ve Sinai	131,796	137,777
Ford Otomotiv Sanayi AS	27,935	253,400
Tekfen Holding AS	57,812	211,685
Tofas Turk Otomobil Fabrikasi AS	158,766	679,692
Tupras - Turkiye Petrol Rafinerileri AS	32,391	693,344
Turkiye Sise ve Cam Fabrikalari AS	379,997	622,136
Ulker Biskuvi Sanayi AS	28,244	108,418
		3,340,289
TOTAL COMMON STOCK
(Cost $140,617,923)		143,306,151

Preferred Stock - 3.9%
BRAZIL - 3.9%
Banco Bradesco SA	28,909	430,775
Banco do Estado do Rio Grande do Sul SA	73,630	520,366
Eletropaulo Metropolitana SA	42,180	531,960
Itau Unibanco Holding SA	49,263	693,617
Klabin SA	149,181	675,649
Metalurgica Gerdau SA	62,129	684,602
Vale SA, Class A	114,371	2,229,075
TOTAL PREFERRED STOCK
(Cost $7,140,365)		5,766,044
	83,887,141
TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $147,758,288)		149,072,195

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 2.5%	Par Value	Value

Money Market - 2.5%
Western Asset Institutional Cash Reserves - Inst.
(Cost $3,750,248)	$3,750,248	3,750,248

TOTAL INVESTMENTS - 102.0%
(Cost $151,508,536)		152,822,443
OTHER ASSETS & LIABILITIES (Net) - (2.0%)		(3,034,149)
NET ASSETS - 100%		$149,788,294

(a) Non-income producing security.
(b)	All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts
(e)	NVDR - Non-Voting Depository Receipts

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		22.3%
Information Technology		14.9%
Energy		13.6%
Materials		10.7%
Consumer Discretionary		10.4%
Consumer Staples		9.9%
Industrials		8.1%
Telecommunication Services		6.5%
Utilities		2.8%
Health Care		0.3%
Cash and Other Assets (Net)		0.5%
	Total	100.0%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

Pear Tree PanAgora Dynamic Emerging Markets Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of  June 30, 2012:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2012
	Level 1	Level 2	Level 3	Total
Emerging Markets
Common Stocks	$ 120,802,689	$ 3,723,101	$ -	$124,525,790
Common Stock Units	584,729	-	-	584,729
Depository Receipts	17,806,839	-	-	17,806,839
Preferred Stock	5,766,044	-	-	5,766,044
Real Estate Inv. Trusts	388,793	-	-	388,793
Short Term Investments	3,750,248	-	-	3,750,248
Total	$ 149,099,342	$ 3,723,101	$ -	$152,822,443

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2012

Common Stock - 82.0%
	Shares	Value
AUSTRALIA - 2.0%
BHP Billiton Ltd.	294,500	$9,481,998

BELGIUM - 2.0%
Solvay S.A.	97,847	9,641,027

CANADA - 2.0%
Methanex Corporation	341,607	9,508,604

FINLAND - 6.0%
Kone OYJ, Class B	210,900	12,725,211
Konecranes OYJ	254,380	6,664,097
YIT OYJ	555,616	9,417,566
		28,806,874
FRANCE - 5.5%
Christian Dior S.A.	67,973	9,321,207
Imerys S.A.	154,225	7,832,469
Maurel et Prom	532,406	7,682,003
Transgene S.A. (a)	142,827	1,338,905
		26,174,584
GERMANY - 12.2%
BASF SE	145,300	10,068,407
Deutsche Telekom AG	875,715	9,600,360
Hannover Rueckvers	156,800	9,313,955
Muenchener Rueckvers AG	68,430	9,635,269
Symrise AG	342,950	10,422,427
Wincor Nixdorf AG	261,350	9,263,563
		58,303,981
HONG KONG- 1.3%
Guangdong Investment Limited	8,795,000	6,326,482

INDIA - 2.0%
Infosys Technologies Ltd. (b)	214,145	9,649,374

IRELAND - 5.8%
CRH plc	355,008	6,795,328
Greencore Group plc	9,555,313	11,315,938
Smurfit Kappa Group plc (a)	1,459,010	9,795,846
		27,907,112
ISRAEL - 1.9%
Teva Pharmaceuticals SP (b)	227,719	8,981,237

ITALY - 2.8%
Lottomatica Group SpA	500,165	9,630,852
Trevi Finanziaria SpA	659,726	3,655,529
		13,286,381
JAPAN - 10.4%
Asahi Group Holdings Ltd.	476,600	10,204,327
KDDI Corporation	1,510	9,704,711
Meiji Holdings Co., Ltd.	232,900	10,664,614
Nichirei Corporation	2,031,000	9,948,898
Showa Denko K.K.	4,739,000	9,143,147
		49,665,697
NORWAY - 2.0%
DnB Bank ASA	947,092	9,373,528

SOUTH AFRICA - 1.8%
Sasol Ltd.	206,635	8,652,540

SOUTH KOREA - 3.6%
Samsung Electronics Company Ltd.	16,285	17,076,252

SWEDEN - 6.3%
Duni AB	1,179,500	9,640,480
Investor AB, Class B	502,056	9,565,116
Svenska Handelsbanken AB, Class A	328,500	10,773,063
		29,978,659
SWITZERLAND - 2.0%
Novartis AG	171,050	9,539,847

THAILAND - 2.0%
Thai Oil PCL	5,178,900	9,376,157

UNITED KINGDOM - 10.4%
Barratt Developments plc (a)	5,339,856	11,650,790
BBA Aviation plc	991,364	3,172,211
Bellway plc	812,234	10,638,155
Persimmon plc	1,148,673	10,972,672
Taylor Wimpey plc (a)	17,762,278	13,312,006
		49,745,834

TOTAL COMMON STOCK		391,476,168
(Cost $404,261,160)

Short Term Investments - 18.0%	Par Value	Value
Commercial Paper - 13.4%
Toyota Credit DE PR Corp., 0.04%, due 7/02/2012	$31,023,000	31,023,000
(Cost $31,023,000)

Toyota Credit DE PR Corp., 0.04%, due 7/03/2012	$33,000,000	33,000,000
(Cost $33,000,000)

Total Commercial Paper		64,023,000

Money Market - 4.6%
State Street Global Advisors FDS	$22,119,192	22,119,192
(Cost $22,119,192)

TOTAL SHORT TERM INVESTMENTS - 18.0%		86,142,192

TOTAL INVESTMENTS - 100.0%		477,618,360
(Cost $490,403,352)

OTHER ASSETS & LIABILITIES (NET) - 0.0%		26,978
NET ASSETS - 100%		$477,645,338

(a) Non-income producing security
(b) ADR - American Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Materials		17.3%
Consumer Discretionary		15.8%
Financials		10.2%
Consumer Staples		8.8%
Industrials		7.5%
Information Technology		7.5%
Energy		5.4%
Health Care		4.2%
Telecommunication Services		4.0%
Utilities		1.3%
Other Assets & Liabilities		18.0%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

Pear Tree Polaris Foreign Value Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2012
	Level 1	Level 2	Level 3	Total
Polaris Foreign Value
Common Stocks	$ 363,469,400	$ 9,376,157	$ -	$372,845,557
Depository Receipts	18,630,611	-	-	18,630,611
Short Term Investments	22,119,192	64,023,000	-	86,142,192
Total	$ 404,219,203	$ 73,399,157	$ -	$477,618,360

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2012

Common Stock - 90.4%
	Shares	Value
AUSTRALIA - 2.4%
Austal Limited	552,530	$916,357
Industrea Limited	868,171	1,142,095
		2,058,452
BELGIUM - 1.6%
Kinepolis Group	15,900	1,354,557

BRAZIL - 2.4%
Equatorial Energia SA	276,385	2,063,345

CANADA - 1.3%
Astral Media, Inc.	22,800	1,092,735

CHINA - 2.5%
China Hongxing Sports Limited (a)	10,258,400	80,940
Sichuan Expressway Company Limited	2,772,960	932,989
Xinhua Winshare Publishing and Media Co., Ltd.	2,701,500	1,156,206
		2,170,135
FRANCE - 1.4%
Bonduelle SA	13,900	1,169,381

GERMANY- 2.2%
Freenet AG	127,700	1,854,696

HONG KONG - 7.1%
China Fishery Group Limited	1,427,672	985,650
Samson Holding Ltd.	10,475,800	1,242,417
Texwinca Holdings Limited	1,226,300	1,158,758
VST Holdings Ltd. (a)	7,922,800	1,378,811
VTech Holdings Limited	115,700	1,372,187
		6,137,823
INDIA - 3.1%
KRBL Ltd.	1,475,200	521,809
LIC Housing Finance Ltd.	146,600	707,597
Manappuram General Finance and Leasing Ltd.	1,064,700	597,803
NIIT Technologies Ltd.	83,400	429,286
South Indian Bank Ltd.	553,320	238,829
Usha Martin Group Ltd.	323,760	172,506
		2,667,830
IRELAND - 7.2%
Glanbia plc	189,900	1,404,901
Greencore Group plc	1,347,779	1,596,116
IFG Group plc	829,985	1,440,451
United Drug plc	684,056	1,793,783
		6,235,251
ITALY - 2.3%
De'Longhi SpA	118,910	1,142,567
Trevi Finanziaria SpA	152,900	847,216
		1,989,783
JAPAN - 11.8%
Accordia Golf Co., Ltd.	1,653	1,095,511
BML, Inc.	74,000	1,843,047
Chugoku Marine Paints Ltd.	268,100	1,289,782
Daicel Corporation	271,000	1,653,433
DaiichiKosho Co., Ltd.	83,600	1,676,818
Nichirei Corporation	333,000	1,631,207
Unipres Corporation	38,000	982,135
		10,171,933
NETHERLANDS - 2.8%
Dockwise Ltd. (a)	146,134	2,416,655

NORWAY - 5.3%
ABG Sundal Collier Holding ASA	1,563,800	968,801
SpareBank 1SMN	247,265	1,332,585
SpareBank 1 SR-Bank ASA	243,300	1,311,216
SpareBank Nord-Norge	209,731	915,510
		4,528,112
PHILIPPINES - 2.8%
Manila Water Company, Inc.	4,081,170	2,377,898

SINGAPORE - 3.6%
Breadtalk Group Ltd.	2,815,100	1,110,581
M1 Ltd.	987,300	1,994,230
		3,104,811
SOUTH AFRICA - 1.8%
Clicks Group Limited	232,300	1,526,981

SWEDEN - 4.1%
Duni AB	156,400	1,278,314
Loomis AB	82,300	1,014,954
Nolato AB	129,700	1,247,711
		3,540,979
SWITZERLAND - 1.8%
Vetropack Holding AG	886	1,557,156

TAIWAN - 1.5%
Holtek Semiconductor Inc.	1,204,000	1,289,209

THAILAND - 5.5%
Hana Microelectronics PCL	2,059,080	1,238,301
Ratchaburi Elec GEN Hodg-for	1,220,000	1,680,573
Thai Union Frozen Products PCL	821,274	1,855,365
		4,774,239
UNITED KINGDOM - 15.9%
Alternative Networks plc	488,200	1,952,705
BBA Aviation plc	413,804	1,324,108
Character Group plc	496,900	1,102,870
Clarkson plc	64,500	1,310,172
CSR plc	331,900	1,147,407
Galliford Try plc	193,828	1,921,464
Halfords Group plc	245,046	880,970
The Restaurant Group plc	250,600	1,163,514
Vitec Group plc	149,866	1,580,862
Wetherspoon (J.D.) plc	196,400	1,312,966
		13,697,038

TOTAL COMMON STOCK		77,778,999
(Cost $76,588,407)

Preferred Stock - 1.9%
GERMANY - 1.9%
Dräegerwerk AG	16,900	1,665,613
(Cost $821,879)

Warrants - 5.3%
India - 5.3%
KRBL Limited Derivative	1,679,000	593,863
LIC Housing Finance Derivative	204,200	985,612
NIIT Technologies Derivative	276,900	1,425,287
South Indian Bank Derivative	2,535,250	1,094,214
Usha Martin Group Derivative	807,100	430,023
(Cost $2,692,091)		4,528,999

Short Term Investments - 0.3%	Par Value	Value
Money Market - 0.3%
State Street Global Advisors FDS	$250,977	250,977
(Cost $250,977)

TOTAL SHORT TERM INVESTMENTS - 0.3%		250,977

TOTAL INVESTMENTS - 97.9%		84,224,588
(Cost $80,353,354)
OTHER ASSETS & LIABILITIES (NET) - 2.1%		1,823,497
NET ASSETS - 100%		$86,048,085

(a) Non-income producing security

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary		23.1%
Consumer Staples		12.6%
Financials		11.2%
Information Technology		11.1%
Industrials		10.9%
Utilities		7.1%
Telecommunication Services		6.8%
Health Care		6.1%
Materials		5.9%
Energy		2.8%
Cash and Other Assets		2.4%
		100.0%

Pear Tree Polaris Foreign Value Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of  June 30, 2012:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2012
	Level 1	Level 2	Level 3	Total
Foreign Value Small Cap
Common Stocks	$ 72,923,819	$ 4,774,239	$ 80,941	$ 77,778,999
Preferred Stock	1,665,613	-	-	1,665,613
Warrants	-	4,528,999	-	4,528,999
Short Term Investments	250,977	-	-	250,977
Total	$74,840,409	$ 9,303,238	$ 80,941	$84,224,588

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Pear Tree Funds

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee
Date:  August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee (Principal Executive Officer)
Date: August 24, 2012

By:           /s/ Leon Okurowski
Leon Okurowski
Treasurer (Principal Financial Officer)
Date: August 24, 2012